Stock-Based Compensation And Employee Benefit Plans (Summary Activity Of RSU Awards) (Details) (Restricted Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2011
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Non-vested at January 1, 2011	787,798
Weighted-Average Grant Date Fair Value, Non-vested at January 1, 2011	$ 14.99
Number of Shares, Vested	(474,679)
Weighted-Average Grant Date Fair Value, Vested	$ 14.44
Number of Shares, Forfeited	(76,788)
Weighted-Average Grant Date Fair Value, Forfeited	$ 15.70
Number of Shares, Non-vested at December 31, 2011	236,331	[1]
Weighted-Average Grant Date Fair Value, Non-vested at December 31, 2011	$ 15.88	[1]
Number of shares, expected to vest	225,744

[1]	225,744 of these shares are expected to vest.